Segment Reporting - Segment Revenue and Segment Profit (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 primaryreportablesegment offerings		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	$ 21,994	[1]	$ 20,973	[1]	$ 14,466	[1]
Primary Reportable Segments, Number	2
Outsourcing Service Offerings	3
Finance income	632	[1]	660	[1]	713	[1]
Total Segment Revenue	22,626	[1]	21,633	[1]	15,179	[1]
Interest expense	478	[1]	592	[1]	527	[1]
Segment profit/(loss)	2,092	[1],[2]	1,875	[1],[2]	838	[1],[2]
Equity in net income of unconsolidated affiliates	149	[1]	78	[1]	41	[1]
Technology Segment [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	9,722	[1]	9,790	[1]	9,470	[1]
Finance income	537	[1]	559	[1]	597	[1]
Total Segment Revenue	10,259	[1]	10,349	[1]	10,067	[1]
Interest expense	202	[1]	212	[1]	229	[1]
Segment profit/(loss)	1,140	[1],[2]	1,085	[1],[2]	949	[1],[2]
Equity in net income of unconsolidated affiliates	118	[1]	62	[1]	33	[1]
Services Segment [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	10,754	[1]	9,548	[1]	3,373	[1]
Finance income	83	[1]	89	[1]	103	[1]
Total Segment Revenue	10,837		9,637		3,476
Interest expense	25	[1]	28	[1]	36	[1]
Segment profit/(loss)	1,207	[1],[2]	1,132	[1],[2]	231	[1],[2]
Equity in net income of unconsolidated affiliates	31	[1]	16	[1]	8	[1]
Other [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Other	1,518	[1]	1,635	[1]	1,623	[1]
Finance income	12	[1]	12	[1]	13	[1]
Total Segment Revenue	1,530	[1]	1,647	[1]	1,636	[1]
Interest expense	251	[1]	352	[1]	262	[1]
Segment profit/(loss)	(255)	[1],[2]	(342)	[1],[2]	(342)	[1],[2]
Equity in net income of unconsolidated affiliates	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.